ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed
	Initially Reported as of December 31, 2023	Measurement Period Adjustment	December 31, 2024
Net Assets[1]	$8,853	$889	$9,742
Technology	35,072	-	35,072
Customer Relationship	11,206	-	11,206
Tradename	3,158	-	3,158
Deferred Taxes	(3,806)	-	(3,806)
Goodwill	52,448	(889)	51,559
Net assets acquired	$106,931	$-	$106,931

[1] Includes cash in the amount of $5,010.